Consolidated statements of changes in equity - BRL (R$) R$ in Thousands		Capital Stock [Member]	Advance for future capital increase [Member]	Treasury shares [Member]	Premium on transfer of shares [Member]	Special premium reserve of subsidiary [Member]	Share-Based payments [Member]	Cash flow hedge reserve [Member]	Post employment benefit [Member]	Net gains from purchase/sale of non-controlling interest [Member]	Accumulated losses [Member]	Deficit attributable to equity holders of the parent company [Member]	Non-controlling interests [Member]	Total
Balances as of beginning of period at Dec. 31, 2016		R$ 2,924,492		R$ (13,371)	R$ 20,420	R$ 70,979	R$ 113,918	R$ (147,229)		R$ 693,251	R$ (7,331,641)	R$ (3,669,181)	R$ 293,247	R$ (3,375,934)
Changes in equity [Abstract]
Other comprehensive income (loss), net								67,913				67,913		67,913
Net income (loss) for the year											18,792	18,792	359,025	377,817
Stock options exercised		2,692										2,692		2,692
Effects of the change in interest in investment										3,994		3,994		3,994
Interest on shareholders' equity distributed by Smiles													(14,071)	(14,071)
Capital increase from exercise of stock option in subsidiary													1,988	1,988
Share issuance costs													(523)	(523)
Share-based payments							11,956					11,956	192	12,148
Sale of interest subsidiary										63,300		63,300	4,865	68,165
Treasury shares transferred				9,203	(2,637)		(6,566)
Minimum dividends declared by Smiles													(46,931)	(46,931)
Additional dividends distributed by Smiles													(185,779)	(185,779)
Balances as of end of period at Dec. 31, 2017		2,927,184		(4,168)	17,783	70,979	119,308	(79,316)		760,545	(7,312,849)	(3,500,534)	412,013	(3,088,521)
Changes in equity [Abstract]
Initial adoption of accounting standards - IFRS 9											1,675	1,675	38	1,713
Other comprehensive income (loss), net								(420,706)				(420,706)		(420,706)
Net income (loss) for the year											(1,085,393)	(1,085,393)	305,669	(779,724)
Stock options exercised		15,428	R$ 2,818									18,246		18,246
Effects of the change in interest in investment										(561)		(561)	561
Treasury shares buyback				(15,929)								(15,929)		(15,929)
Stock options in subsidiary													875	875
Share-based payments							17,790					17,790	782	18,572
Treasury shares transferred				19,971	(286)		(19,685)
Dividends and interest on shareholders' equity paid by Smiles													(172,865)	(172,865)
Dividends and interest on shareholders' equity distributed by Smiles													(67,012)	(67,012)
Balances as of end of period at Dec. 31, 2018		2,942,612	2,818	(126)	17,497	70,979	117,413	(500,022)		759,984	(8,396,567)	(4,985,412)	480,061	(4,505,351)
Changes in equity [Abstract]
Initial adoption of accounting standards											(2,482,573)	(2,482,573)	(256)	(2,482,829)
Adjusted balance as of January 1st , 2019		2,942,612	2,818	(126)	17,497	70,979	117,413	(500,022)		759,984	(10,879,140)	(7,467,985)	479,805	(6,988,180)
Other comprehensive income (loss), net								(30,021)	R$ (41,045)			(71,066)		(71,066)
Net income (loss) for the year											(117,273)	(117,273)	296,611	179,338
Total comprehensive income (loss) for the year								(30,021)	(41,045)		(117,273)	(188,339)	296,611	108,272
Advances for future capital increase			584									584		584
Stock options exercised		65,566	(2,818)				7,137					69,885	2,366	72,251
Effects of the change in interest in investment										(649)		(649)	649
Treasury shares buyback				(102,417)								(102,417)		(102,417)
Subscription warrants	[1]					12,250						12,250		12,250
Interest on shareholders' equity distributed by Smiles													(208,177)	(208,177)
Balances as of end of period at Dec. 31, 2019		R$ 3,008,178	R$ 584	R$ (102,543)	R$ 17,497	R$ 83,229	R$ 124,550	R$ (530,043)	R$ (41,045)	R$ 759,335	R$ (10,996,413)	R$ (7,676,671)	R$ 571,254	R$ (7,105,417)

[1]	Exercise price R$39.24.